Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000253559 | SPDR Portfolio TIPS ETF8608204
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253559 | iShares 0-3 Month Treasury Bond ETF8608195
Holdings [Line Items]
Percent of Total Investments	14.40%
C000253559 | Vanguard Intermediate-Term Treasury ETF8608206
Holdings [Line Items]
Percent of Total Investments	14.00%
C000253559 | iShares TIPS Bond ETF8608198
Holdings [Line Items]
Percent of Total Investments	11.30%
C000253559 | SPDR Portfolio Intermediate Term Treasury ETF8608202
Holdings [Line Items]
Percent of Total Investments	10.60%
C000253559 | Vanguard Total Bond Market ETF8608208
Holdings [Line Items]
Percent of Total Investments	10.00%
C000253559 | SPDR Bloomberg 1-3 Month T-Bill ETF8608200
Holdings [Line Items]
Percent of Total Investments	8.90%
C000253559 | Goldman Sachs Access Treasury 0-1 Year ETF8608193
Holdings [Line Items]
Percent of Total Investments	7.90%
C000253559 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000253559 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000253560 | Sprott Physical Gold Trust8608229
Holdings [Line Items]
Percent of Total Investments	24.50%
C000253560 | iShares 0-5 Year TIPS Bond ETF8608220
Holdings [Line Items]
Percent of Total Investments	19.10%
C000253560 | Sprott Physical Gold and Silver Trust8608227
Holdings [Line Items]
Percent of Total Investments	17.30%
C000253560 | Harbor Commodity All Weather Strategy ETF8608214
Holdings [Line Items]
Percent of Total Investments	15.00%
C000253560 | Invesco Agriculture Commodity Strategy No. K-1 ETF8608216
Holdings [Line Items]
Percent of Total Investments	12.50%
C000253560 | Pimco Commodity Strategy Active Exchange-Traded Fund8608224
Holdings [Line Items]
Percent of Total Investments	11.10%
C000253560 | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund8608222
Holdings [Line Items]
Percent of Total Investments	0.10%
C000253560 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF8608218
Holdings [Line Items]
Percent of Total Investments	0.10%
C000253560 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253560 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000253561 | SPDR MSCI ACWI ex-US ETF8608252
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253561 | Vanguard Total International Stock ETF8608258
Holdings [Line Items]
Percent of Total Investments	22.40%
C000253561 | SPDR Portfolio Emerging Markets ETF8608254
Holdings [Line Items]
Percent of Total Investments	14.90%
C000253561 | iShares MSCI Germany ETF8608241
Holdings [Line Items]
Percent of Total Investments	8.70%
C000253561 | JPMorgan BetaBuilders Japan ETF8608248
Holdings [Line Items]
Percent of Total Investments	7.80%
C000253561 | SPDR EURO STOXX 50 ETF8608250
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253561 | iShares MSCI China ETF8608237
Holdings [Line Items]
Percent of Total Investments	4.40%
C000253561 | iShares MSCI EAFE ETF8608239
Holdings [Line Items]
Percent of Total Investments	3.70%
C000253561 | iShares MSCI Global Gold Miners ETF8608243
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253561 | iShares MSCI Japan Small-Capital ETF8608246
Holdings [Line Items]
Percent of Total Investments	2.50%
C000253561 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000253561 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000253562 | Technology Select Sector SPDR Fund8608265
Holdings [Line Items]
Percent of Total Investments	23.80%
C000253562 | Innovator US Equity 5 to 15 Buffer ETF-Quarterly8608247
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253562 | Financial Select Sector SPDR Fund8608257
Holdings [Line Items]
Percent of Total Investments	11.20%
C000253562 | Health Care Select Sector SPDR Fund8608259
Holdings [Line Items]
Percent of Total Investments	10.20%
C000253562 | Communication Services Select Sector SPDR Fund8608249
Holdings [Line Items]
Percent of Total Investments	7.20%
C000253562 | Consumer Staples Select Sector SPDR Fund8608253
Holdings [Line Items]
Percent of Total Investments	6.50%
C000253562 | Industrial Select Sector SPDR Fund8608260
Holdings [Line Items]
Percent of Total Investments	5.60%
C000253562 | Consumer Discretionary Select Sector SPDR Fund8608251
Holdings [Line Items]
Percent of Total Investments	4.70%
C000253562 | Energy Select Sector SPDR Fund8608255
Holdings [Line Items]
Percent of Total Investments	2.70%
C000253562 | Utilities Select Sector SPDR Fund8608267
Holdings [Line Items]
Percent of Total Investments	1.90%
C000253562 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000253562 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%